Vessels, Net (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	11 Months Ended
	Jan. 27, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Oct. 04, 2016	Nov. 15, 2016
Property, Plant and Equipment [Line Items]
Net cash proceeds from sale of vessel				$ 0	$ 18,449
Gain on sale of vessel		$ 0	$ 0	$ 0	$ 2,282
Nave Constellation
Property, Plant and Equipment [Line Items]
Net cash proceeds from sale of vessel							$ 35,771
Gain on sale of vessel							$ 4,620
Nave Universe
Property, Plant and Equipment [Line Items]
Net cash proceeds from sale of vessel						$ 35,768
Gain on sale of vessel						$ 4,847
Nave Lucida
Property, Plant and Equipment [Line Items]
Net cash proceeds from sale of vessel	$ 18,449
Gain on sale of vessel	$ 2,282